As filed with the Securities and Exchange Commission on June 16, 2014

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 368	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 370	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Bingham McCutchen LLP	WisdomTree Asset Management, Inc.
2020 K Street NW	245 Park Avenue, 35th Floor
Washington, DC 20006	New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

        , 2014

International Equity ETFs

WisdomTree Trust

WisdomTree International Equity ETFs*

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

*	Principal U.S. Listing Exchange: [ ]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Fund Summary

Investment Objective

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[	]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[	]%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a modified market cap weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, defines state-owned enterprises as companies with over 20% government or government entity ownership or highly influenced by the government or government entity in regards to the company’s operating activity. The starting universe screening requirements for the Index include: (i) incorporated and shares listed on a stock exchange in one of the following emerging market countries Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey; (ii) market capitalization of at least $100 million as of the Index screening date; (iii) average daily trading volume of at least $100,000 for each of the three months preceding the Index screening date; (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index screening date. Chinese companies may have shares listed in Hong Kong.

2	WisdomTree Trust Prospectus

Securities are weighted in the Index based on a modified market cap weighting scheme with the goal of targeting approximately the same country weight as the pre-screening universe; however, a country’s weight will not be multiplied by greater than three times in seeking to approximate that country’s weight in the pre-screening universe. Companies that are not state-owned, but are incorporated within countries that have relatively high government ownership among initial screening constituents, could potentially see higher weights than they would under a normal market cap weighting scheme. Companies that are not state-owned, but are incorporated within countries that have relatively low government ownership among initial screening constituents, could potentially see lower weights than they would under a normal market cap weighting scheme. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5% and the maximum weight of any one sector or country in the Index is capped at 25%. In response to market conditions, security, sector and country weights may fluctuate above the specified cap between annual Index screening dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index screening date, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency

WisdomTree Trust Prospectus	3

exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund invests primarily in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

[Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.]

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. [The Fund expects to invest a significant portion of its assets in [Country]]

■

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

[Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.]

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. [                ] serves as sub-adviser to the Fund.

4	WisdomTree Trust Prospectus

Portfolio Managers

[                ], has been a portfolio manager of the Fund since its inception in [                ].

[                ], has been a portfolio manager of the Fund since its inception in [                ].

[                ], has been a portfolio manager of the Fund since its inception in [                ].

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus	5

Additional Information About the Fund

Additional Information About the Fund’s Investment Objective. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index developed by WisdomTree Investments. The Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Additional Information About the Fund’s Investment Strategy. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., investments connoted by its Index). The Fund anticipates meeting this policy because, under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation.

The quantity of holdings in the Fund using a representative sampling strategy will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from the Index and consequently the attributes of the Index, such as sectors or industries represented in the Index and weightings, may change. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index or to reflect various corporate actions or other changes to the Index. Further, the Fund may overweight or underweight securities in the Index, purchase or sell securities not in the Index, or utilize various combinations of other available techniques, in seeking to track the Index.

Index. Securities are weighted in the Index based on a modified market cap weighting scheme with the goal of targeting approximately the same country weight as the pre-screening universe; however, a country’s weight will not be multiplied by greater than three times in seeking to approximate that country’s weight in the pre-screening universe.

Other Investment Information. The Fund may invest in other investments that the Fund believes will help it track its Index, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies), forward contracts, futures contracts, options on futures contracts, options and swaps.

The Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company, to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. The Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however the Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by the Fund.

Additional Principal Risk Information About the Fund

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

Capital Controls and Sanctions Risk

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

6	WisdomTree Trust Prospectus

Cash Redemption Risk

When the Fund’s investment strategy requires it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Currency Exchange Rate Risk

Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries. Foreign securities also include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Geographic Investment Risk

To the extent that the Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Emerging Markets Risk

Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance,

WisdomTree Trust Prospectus	7

auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency or payment of dividends and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, emerging market securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value. The volatility of emerging markets may be heightened by the actions (such as significant buying and selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities prices and cause Fund share prices to decline. For these and other reasons, investments in emerging markets are often considered speculative.

[Investments in [Country]]

Geopolitical Risk

Some countries and regions in which the Fund invests have experienced security concerns, war, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis. Each of the foregoing may negatively impact the Fund’s investments.

Investment Risk

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk

The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

8	WisdomTree Trust Prospectus

Market Risk

The trading prices of equity securities, fixed income securities, currencies, commodities, and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Non-Correlation Risk

As with all index funds, the performance of the Fund and its Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, the Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index and may be subject to pricing differences, differences in the timing of dividend accruals, operational inefficiencies and the need to meet various new or existing regulatory requirements. A Fund may be subject to foreign ownership limitations and, as a result, may not be able to invest in certain securities to the same extent as its underlying Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund uses a representative sampling strategy and generally can be expected to have a greater non-correlation risk, and this risk may be heightened during times of market volatility or other unusual market conditions.

Non-Diversification Risk

Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified. This means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Sector Risks

[Financial Sector Risk

The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, credit downgrades, and fallout from the housing and sub-prime mortgage crisis. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted. In the recent past, deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non- U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions have failed, merged with stronger institutions or have had significant infusions of capital, including from the government, and may face future government-imposed restrictions on their businesses or increased government intervention. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.]

[Information Technology Investing Risk

This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation. Challenges facing companies in the information technology sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.]

Shares of the Fund May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

WisdomTree Trust Prospectus	9

Additional Non-Principal Risk Information

Trading. Although the Fund’s shares are listed for trading on [            ] (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Securities Lending. Although the Fund is indemnified by the Fund’s lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Fund bears the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, the Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for the Fund.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, the Fund will disclose its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

10	WisdomTree Trust Prospectus

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Asset Management is a registered investment adviser with offices located at 245 Park Avenue, 35th Floor, New York, NY 10167 and is a leader in ETF management. As of [                ], 2014, WisdomTree Asset Management had assets under management totaling approximately $[        ] billion. WisdomTree Investments* is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for the Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. For its services, WisdomTree Asset Management expects to receive fees from the Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	[	]%

Under the Investment Advisory Agreement for the Fund, WisdomTree Asset Management has agreed to pay generally all expenses of the Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2014.

Sub-Adviser

[                 ] (“[                 ]”) is responsible for the day-to-day management of the Fund. [                 ], a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at [                 ]. As of [         ], 2014, [                 ] had assets under management totaling approximately $[        ] billion. [         ] is a wholly-owned indirect subsidiary of [                 ], a publicly traded financial holding company. [         ] chooses the portfolio investments of the Fund and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays [         ] for providing sub-advisory services to the Fund.

The basis for the Board of Trustees’ approval of the investment Sub-Advisory Agreement will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2014.

WisdomTree Asset Management, as the investment adviser for the Fund, may hire one or more sub-advisers to oversee the day-to-day activities of the Fund. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

The Fund is managed by [                 ]’s Portfolio management team. The individual members of the team responsible for the day-to-day management of the Fund’s portfolio are described below.

[PM bios to be provided by amendment]

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

WisdomTree Trust Prospectus	11

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Fund through brokers. Shares of the Fund trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of the Fund is disseminated every 15 seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real-time” update of the Fund’s NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Fund, and/or amortized cost for securities with remaining maturities of 60 days or less. The Fund, the adviser and their affiliates are not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends on a quarterly basis. Nonetheless, the Fund may not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains to investors annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

12	WisdomTree Trust Prospectus

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions;

■	You sell Fund shares; and

■	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

WisdomTree Trust Prospectus	13

Dividends and distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Unlike many ETFs, the redemption of Creation Units of the Fund generally incorporates a payment of cash by the Fund in addition to, or in place of, the delivery of a basket of securities. To meet this requirement, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient than if the in-kind redemption process was used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2014, distributions reported by the Fund as either “interest-related dividends” or “short-term capital gain dividends” and paid to a foreign shareholder will be eligible for an exemption from this withholding tax.

The Fund (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares Are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Foreign Investments by the Fund

Interest and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such

14	WisdomTree Trust Prospectus

taxes. If as of the close of a taxable year more than 50% of the total assets of the Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If the Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount and NAV Information

Information regarding the Fund’s NAV and how often shares of the Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter will be able to be found at www.wisdomtree.com.

Additional Notices

Listing Exchange

Shares of the Fund are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of the Index or the data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund, owners of the shares, or any other person or entity from the use of the Index or the data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree and the Fund

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Fund. WisdomTree Investments has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing, or calculating the Index. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable. WisdomTree and the Fund do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate the Index used by the Fund. S&P shall have no liability for any errors or omissions in calculating the Index.

Financial Highlights

Financial information for the Fund will be available after the Fund has completed a fiscal year of operations.

WisdomTree Trust Prospectus	15

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

The Trust’s current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance after the first fiscal year the Fund is in operation.

To make shareholder inquiries, for more detailed information on the Fund, or to request the SAI or annual or semi-annual shareholder reports (once available) free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2014 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-053-0614

WISDOMTREE® TRUST

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Ticker: XSOE

Principal U.S. Listing Exchange: [            ]

STATEMENT OF ADDITIONAL INFORMATION

                    , 2014

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”), a separate series of WisdomTree Trust (the “Trust”), as may be revised from time to time.

The current Prospectus for the Fund is dated [            ], 2014. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-21864). When available, you may obtain a copy of the Fund’s Annual Report at no charge by request to the Fund at the address or phone number noted below.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

A copy of the Prospectus for the Fund may be obtained, without charge, by calling 1-866-909-9473, visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund described in this SAI seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”). The Index is created using proprietary methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), the investment adviser to the Fund. [        ] (“[        ]” or the “Sub-Adviser”) is the investment sub-adviser to the Fund. The Adviser and the Sub-Adviser may be referred to together as the “Advisers”. ALPS Distributors, Inc. serves as the distributor (the “Distributor”) of the shares of the Fund.

The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units” or “Creation Unit Aggregations”). Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Shares of the Fund are listed on a national securities exchange, such as [                ] (“[                ]” or the “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Index and the Fund.

INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Fund’s additional investment policies and the different types of investments that may be made by the Fund as a part of its non-principal investment strategies. With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation. The Fund is new and therefore portfolio turnover information is not yet available.

The Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. The Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

The Fund is considered “non-diversified,” as such term is used in the 1940 Act.

The Fund’s investment strategy, known as “indexing,” may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to more actively managed investment strategies.

GENERAL RISKS

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Index are listed on the [                ] Exchanges, there can be no guarantee that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil starting in late 2008 and volatility has continued to be experienced in the markets. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected, and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

LACK OF DIVERSIFICATION. The Fund is considered to be “non-diversified.” A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its total assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by the Fund is set forth below.

CURRENCY TRANSACTIONS. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of its underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DEPOSITARY RECEIPTS. To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may be in the form of Depositary Receipts or other similar securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Non-Voting Depository Receipts (“NVDRs”) are receipts issued in Thailand that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. NVDRs are tradable on the Stock Exchange of Thailand.

The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored; however, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

DERIVATIVES. The Fund may use derivative instruments as part of its investment strategies. The Fund will not use derivatives to increase leverage and the Fund will provide margin or collateral, as applicable, with respect to investments in derivatives in such amounts as determined under applicable law, regulatory guidance or related interpretations.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, futures contracts, total return, currency and interest rate swaps, currency options, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions in a manner consistent with the 1940 Act, specifically Sections 8 and 18 thereunder. In complying with such requirements, the Fund will include assets of any wholly-owned subsidiary in which that Fund invests on an aggregate basis.

For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Fund treats deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify these policies in the future.

Effective April 24, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) revised, among other things, CFTC Rule 4.5 and rescinded CFTC Rule 4.13(a)(4). The CFTC has adopted amendments to its regulations of commodity pool operators (“CPOs”) managing funds registered under the 1940 Act that “harmonize” the SEC’s and the CFTC’s regulatory schemes. The adopted amendments to the CFTC regulations allow CPOs to registered investment companies to satisfy certain recordkeeping, reporting and disclosure requirements that would otherwise apply to them under Part 4 of the CFTC’s regulations by continuing to comply with comparable SEC requirements. To the extent that the CFTC recordkeeping, disclosure and reporting requirements deviate from the comparable SEC requirements, such deviations are not expected to materially adversely affect the ability of the Fund to continue to operate and achieve its investment objective. If, however, these requirements or future regulatory changes result in the Fund having difficulty in achieving its investment objective, the Trust may determine to reorganize or close the Fund, materially change the Fund’s investment objective and strategy, or operate the Fund as a regulated commodity pool pursuant to WisdomTree Asset Management’s CPO registration.

With regard to the Fund, WisdomTree Asset Management will continue to claim relief from the definition of CPO under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, WisdomTree Asset Management may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions. The Fund may invest directly in foreign currencies in the form of bank and financial institution deposits, certificates of deposit, and bankers’ acceptances denominated in a specified non-U.S. currency. The Fund may enter into foreign currency exchange transactions. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward currency contracts to purchase or sell foreign currencies or forward currency swaps to exchange cash flows based on the notional difference among two or more currencies.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. If the Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose. The Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

The Fund may buy or sell government bonds, commercial paper, corporate debt obligations, notes and other fixed income securities denominated in currencies other than the U.S. dollar. Any security or instrument denominated in a currency other than the U.S. dollar is subject to foreign currency risk.

Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts (“forward contracts”). A forward contract is a privately negotiated contract to purchase or sell a specific currency at a future date (usually less than one year) at a price set at the time of the contract. These contracts generally are traded directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. The settlement of the contracts may occur with the physical delivery of a specified amount of currency equivalent to the market value of the contract. This is sometimes referred to as a “deliverable” forward contract.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

The Fund may invest in a combination of forward contracts and U.S. dollar-denominated money market securities in an attempt to obtain an investment result that is similar to a direct investment in a foreign currency denominated instrument. This investment technique, if successful, creates a “synthetic” position in the particular foreign currency instrument the Fund is trying to duplicate. Forward contracts are subject to the risk that the counterparty will default on its obligations.

Futures Contracts and Options on Futures Contracts. The Fund may use futures contracts and related options: (i) to attempt to gain exposure to foreign currencies, and (ii) to attempt to gain exposure to a particular market, instrument or index.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the Fund’s underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options may be unlimited.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed today (the futures price or the strike price) with delivery occurring at a specified future date. The Fund’s investments in listed futures contracts will be backed by investments in U.S. government securities in an amount equal to the exposure of such contracts. The Fund may take long or short positions in listed futures contracts.

The Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, the Fund will segregate its assets as described above.

There are significant risks associated with the Fund’s use of futures contracts including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Options Contracts. The Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

The Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

When the Fund purchases or sells an options contract, the Fund will segregate its assets as described above.

There are significant risks associated with the Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Swap Agreements. The Fund may enter into swap agreements, including interest rate swaps, currency swaps, credit default swaps and total return swaps. Swaps agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, currencies and interest rates without actually purchasing such currencies or securities. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), and foreign currencies, and may increase or decrease the overall volatility of the Fund’s investments and its share price. Swaps may be used to enhance leverage. Leverage is a technique used to multiply gains or losses. When the Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. As discussed above under “Derivatives,” to cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Interest Rate, Currency, Credit Default and Total Return Swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a protection seller of a CDS, the Fund will segregate assets equivalent to the full notional value of the CDS. A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of return on another reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another.

EQUITY SECURITIES. The Fund invests in equity securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of the Fund’s shares to decline.

EXCHANGE-TRADED NOTES. The Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

FIXED INCOME SECURITIES. The Fund may invest in fixed income securities, such as corporate debt, bonds and notes. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes.

ILLIQUID SECURITIES. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such security liquid. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, the Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its net assets invested in illiquid securities.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies. The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. The Fund may purchase or otherwise invest in shares of affiliated exchange-traded funds (“ETFs”) and affiliated money market funds.

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The Fund invests primarily in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities. The Fund invests primarily in markets that are considered to be “emerging.” Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government. These risks include (i) investment and repatriation controls, which could make it harder for the Fund to track its underlying Index and decrease the Fund’s tax efficiency; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy; (v) high rates of inflation; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on the Fund’s performance.

Investments in China and Hong Kong. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in China or Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in the Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on the Fund’s performance.

Investments in India. Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of those of more developed nations. Unanticipated political or social developments in India and surrounding regions may affect the value of the Fund’s investments and the value of Fund shares. Although the government has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. In the past year there have been several significant proposals to tax regulations that could significantly increase the level of taxes on investment. It may be more difficult to obtain a judgment in Indian courts than it is in the United States.

The market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio or inhibit the Fund’s ability to achieve its investment objective. The Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund’s investments. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on the Fund’s performance.

Investments in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries), certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may be vulnerable to devaluation. These and other factors could have a negative impact on the Fund’s performance.

Investments in Russia. Investing in securities of Russian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government. These risks include: (i) investment and repatriation controls, which could make it harder for a Fund to track its underlying Index and decrease a Fund’s tax efficiency; (ii) unfavorable action by the Russian government, such as expropriation, dilution, devaluation, or default from excessive taxation; (iii) fluctuations in the currency rate exchange between the Russian ruble and the U.S. dollar; (iv) smaller securities markets with greater price volatility, less liquidity, and fewer issuers with a larger percentage of market capitalization or trading volume than in U.S. markets; (v) continued governmental involvement in and influence over the private sector as Russia undergoes a transition from central control to market-oriented democracy; (vi) less reliable financial information available concerning Russian issuers that may not be prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards; and (vii) unfavorable political and economic developments, social instability, and changes in government policies. In addition, investing in Russian securities involves risks of delayed settlement of portfolio transactions and the loss of a Fund’s ownership rights in its securities due to the Russian system of custody and share registration. Lastly, investments in Russia are subject to the risk that a natural disaster, such as an earthquake, drought, flood, fire or tsunami, could cause a significant adverse impact on the Russian economy. These and other factors could have a negative impact on the Fund’s performance.

Investments in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on the Fund’s performance.

Investments in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on the Fund’s performance.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the favorable U.S. federal income tax treatment available to REITs under the Code and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, money market funds or U.S. government securities at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

TRACKING STOCKS. The Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. GOVERNMENT SECURITIES. The Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Such obligations may be short-, intermediate- or long-term. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

FUTURE DEVELOPMENTS. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and the Sub-Adviser’s role in implementing such guidelines.

The Sub-Adviser, through its participation on [                        ] (“[                ]”) Corporation’s Proxy Policy Committee (“PPC”), has adopted a proxy voting policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, the Sub-Adviser seeks to act solely in the best financial and economic interest of the applicable client. The Sub-Adviser will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, the Sub-Adviser will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take action on issues. The Sub-Adviser recognizes its duty to vote proxies in the best interests of its clients. The Sub-Adviser seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, predetermined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. Further, the Sub-Adviser and its affiliates engage a third party as an independent fiduciary to vote all proxies for [        ] securities and affiliated mutual fund securities.

Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Sub-Adviser’s voting guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in policies on specific issues. Items that can be categorized under these voting guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under these voting guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Sub-Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.

A complete copy of the Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The Fund’s Form N-PX, when filed, may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Fund, including the Advisers. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an exchange-traded fund, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Fund, regulations of the Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” is any day on which the Fund’s Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

The Fund may disclose on its website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to the Fund’s portfolio holdings with no lag time is permitted to personnel of the Advisers, the Distributor and the Fund’s administrator (“Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

INDEX DESCRIPTION

A description of the Fund’s underlying Index is provided in the Prospectus under “Principal Investment Strategies of the Fund” with certain additional details provided below. Additional information about the Index, including the components and weightings of the Index, as well as the rules that govern inclusion and weighting in the Index, is available at www.wisdomtree.com.

WisdomTree Emerging Markets ex-State-Owned Enterprises Index

Number of Components: approximately [XXX]

Index Rebalance. The Index is “rebalanced” or “reconstituted” on an annual basis. New securities are added to the Index only during the annual rebalance. The annual rebalance of the Index takes place in June of each year.

During the annual rebalance, securities are screened to determine whether they comply with WisdomTree’s proprietary index methodology and are eligible to be included in the Index. The date of the determination is sometimes referred to as the “Index measurement date” or the “screening date.” Based on this screening, securities that meet index requirements are added to the Index, and securities that do not meet such requirements are dropped from the Index.

In response to market conditions, security, country and sector weights may fluctuate above or below a specified cap between annual Index rebalance dates.

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Index Availability: The Index is calculated and disseminated throughout each day the Listing Exchange is open for trading.

Changes to the Index Methodology. The Index is governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtree.com/etfs/index-notices.aspx prior to implementation. Sixty days’ notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Fund, WisdomTree Investments has retained an unaffiliated third party to calculate the Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies and to prevent the Fund’s portfolio managers from having any influence on the construction of the Index methodology.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Fund’s Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisers, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisers are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of the Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent registered public accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements and Sub-Advisory Agreements with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, New York 10167.

The Chairman of the Board, Victor Ugolyn, is not an interested person of the Fund as that term is defined in the 1940 Act. The Board is composed of a super-majority (83.3%) of Trustees who are not interested persons of the Fund (i.e., “Independent Trustees”). There is an Audit Committee, Contracts Review Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chair of the Board.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005 - present; President, 2005 - present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	[70]	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management

Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014 - present	Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) since 2010; Chief Financial Officer of Sarus Indochina Select LP Hedge Fund since 2012; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	[70]	Trustee, Vericimetry Funds

Joel Goldberg** (1945)	Trustee, 2012 - present	Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	[70]	None

Melinda A. Raso Kirstein (1955)	Trustee, 2014 - present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	[70]	Associate Alumnae of Douglass College, Member of Investment Committee

Toni Massaro*** (1955)	Trustee, 2006 - present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	[70]	None

Victor Ugolyn (1947)	Trustee, 2006 - present; Chairman of the Board of Trustees, 2006 - present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	[70]	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame.

Officers of the Trust

Jonathan Steinberg**** (1964)	President, 2005 - present; Trustee, 2005 - present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	[70]

David Castano**** (1971)	Treasurer, 2013 - present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as	[70]

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.

Ryan Louvar**** (1972)	Secretary and Chief Legal Officer, 2013 - present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	[70]

Sarah English**** (1977)	Assistant Secretary, 2013 - present	Counsel, WisdomTree Asset Management, Inc. since 2010; Attorney, NYFIX, Inc. 2006 to 2009.	[70]

Terry Jane Feld**** (1960)	Chief Compliance Officer, 2012 - present	Chief Compliance Officer WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management, Inc. since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	[70]

*	Chair of the Audit Committee.
**	Chair of the Contracts Review Committee.
***	Chair of the Governance and Nominating Committee.
****	Elected by and serves at the pleasure of the Board.
+	As of [ ], 2014.

Audit Committee. David Chrencik, Melinda Raso Kirstein and Victor Ugolyn, each an Independent Trustee, are members of the Trust’s Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent registered public accountants, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accountants. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accountants and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accountants; and (v) act as a liaison between the Trust’s independent registered public accountants and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. During the fiscal year ended March 31, 2014, the Audit Committee held seven meetings.

Governance and Nominating Committee. Joel Goldberg, Toni Massaro and Victor Ugolyn, each an Independent Trustee, are members of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance and Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2014, the Governance and Nominating Committee held four meetings.

Contracts Review Committee. Joel Goldberg, Toni Massaro and Victor Ugolyn, each an Independent Trustee, are members of the Trust’s Contracts Review Committee. The principal responsibilities of the Contracts Review Committee are to provide assistance to the Board of Trustees of the Trust in fulfilling its responsibilities under Section 15 of the 1940 Act, and other applicable Sections, rules and interpretative guidance related thereto, with respect to reviewing the performance of, and reasonableness of fees paid to, the Adviser, Sub-Advisers, and core service providers for each series of the Trust, and to make recommendations to the Board regarding the contractual arrangements for such services. The Board has adopted a written charter for the Contracts Review Committee. On March 12, 2014, the Board created the Contracts Review Committee and, accordingly, the Committee did not meet in the prior fiscal year.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Steinberg should serve as Trustee of the Fund because of the experience he has gained as President, Chief Executive Officer and director of WisdomTree Investments, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Trust since 2005.

The Trust has concluded that Mr. Chrencik should serve as Trustee of the Fund(s) because of the experience he gained as an audit partner of a public accounting firm as well as his experience in and knowledge of the financial services industry, including his service as chief financial officer for a hedge fund.

The Trust has concluded that Mr. Goldberg should serve as Trustee of the Fund(s) because of the experience he has gained as a member of the staff of the SEC, including his service as Director of the SEC’s Division of Investment Management, his experience as legal counsel for many mutual funds, investment advisers, and independent directors, as well as the experience he has gained serving as an Independent Trustee of the Trust since 2012.

The Trust has concluded that Ms. Kirstein should serve as Trustee of the Fund(s) because of her experience in and knowledge of the financial services industry, including her service as a vice president, senior portfolio manager of fixed income management and director of tax exempt fund research of an investment advisory firm.

The Trust has concluded that Ms. Massaro should serve as Trustee of the Fund because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as Trustee of the Trust since 2006.

The Trust has concluded that Mr. Ugolyn should serve as Trustee of the Fund because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his service as chairman for another mutual fund family, and the experience he has gained serving as Trustee of the Trust since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies**
Interested Trustee
Jonathan L. Steinberg	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	None	Over $100,000

Independent Trustees
David G. Chrencik***	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	None	None
Joel H. Goldberg	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	None	Over $100,000
Toni M. Massaro	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	None	Over $100,000
Melinda A. Raso Kirstein***	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	None	None
Victor Ugolyn	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	None	$50,001-$100,000

*	Values based on Trustees’ ownership as of date of this SAI.
**	These values are based on the Trustees’ ownership as of December 31, 2013.
***	David Chrencik and Melinda Raso Kirstein were elected to the Board on March 11, 2014.

Board Compensation. The following table sets forth the compensation paid by the Trust to each Trustee for the fiscal year ended March 31, 2014.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
Jonathan Steinberg	$0	None	None	$0

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
David G. Chrencik**	$18,883	None	None	$18,883
Joel Goldberg	$190,300	None	None	$190,300
Melinda A. Raso Kirstein**	$17,167	None	None	$17,167
Toni Massaro	$190,300	None	None	$190,300
Victor Ugolyn	$259,500	None	None	$259,500

*	The Trust is the only trust in the “Fund Complex.”
**	David Chrencik and Melinda Raso Kirstein were elected to the Board on March 11, 2014.

Control Persons and Principal Holders of Securities. Because the Fund is new there were no beneficial owners as of the date of this SAI.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and WisdomTree Asset Management (the “Investment Advisory Agreement”). WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 245 Park Avenue, 35th Floor, New York, New York 10167.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for the Fund. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Fund to operate. The Fund pays WisdomTree Asset Management a fee equal to [            ]% of the Fund’s average daily net assets.

Pursuant to the Investment Advisory Agreement, WisdomTree Asset Management has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WisdomTree Asset Management. The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WisdomTree Asset Management.

Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. [                    ] (“[                    ]”) is sub-adviser to the Fund and is responsible for the day-to-day management of the Fund. [                     ], a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at [                    ]. [                     ] is a wholly-owned indirect subsidiary of [                     ], a publicly traded financial holding company. [                    ] chooses the portfolio investments of the Fund and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays [                     ] for providing sub-advisory services to the Fund.

The Sub-Adviser believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Sub-Adviser from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment sub-advisory agreement would be subject to shareholder approval.

The Sub-Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the

Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the Sub-Adviser; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers. The Fund is managed by the Sub-Adviser’s portfolio management team. The individual members of the team responsible for the day-to-day management of the Fund’s portfolio are [                    ].

Including the WisdomTree ETFs, as of [                    ], 2014, the Sub-Adviser’s Index Fund Management team managed [            ] registered investment companies with approximately $[            ] billion in assets; [            ] pooled investment vehicles with approximately $[                    ] billion in assets; and [            ] other accounts with approximately $[            ] billion in assets.

Portfolio Manager Fund Ownership. As of the date of this SAI, none of the portfolio managers owned shares of the Fund.

Portfolio Manager Compensation. The primary objectives of the Sub-Adviser’s compensation plans are to:

•	Motivate and reward superior investment and business performance

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of the Sub-Adviser

•	Create an ownership mentality for all plan participants

Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Sub-Adviser’s Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Sub-Adviser profitability. Therefore, all bonus awards are based initially on the Sub-Adviser’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually.

Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of [                    ] Restricted Stock for senior level roles. The Sub-Adviser’s portfolio managers responsible for managing mutual funds are paid by the Sub-Adviser and not by the mutual funds.

The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Sub-Adviser employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that the Sub-Adviser provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the [                    ] Corporation Deferred Compensation Plan for Employees.

Description of Material Conflicts of Interest. Because the Sub-Adviser’s portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Portfolio Manager Compensation”). The Sub-Adviser has a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Sub-Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading and purchases of securities from affiliate underwriters). These procedures are intended to help employees identify and mitigate potential side by side conflicts of interest. The Sub-Adviser has also developed a conflicts matrix listing potential side by side conflicts and compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest.

Codes of Ethics. The Trust, the Advisers and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Fund. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. State Street Bank and Trust Company (“State Street”) serves as administrator, custodian, transfer agent and securities lending agent for the Fund. State Street’s principal address is One Lincoln Street, Boston, Massachusetts 02110. Under the Fund Administration Agreement with the Trust, State Street provides certain administrative, legal, tax and financial reporting services for the maintenance and operations of the Trust and the Fund. Under the Master Custodian agreement with the Trust, State Street acts as custodian of assets of the Trust, including securities which the Trust, on behalf of the Fund, desires to be held in places within the United States and securities it desires to be held outside the United States, and provides accounting and other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for the Fund. Also, under the Master Custodian Agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as transfer agent for the Fund’s authorized and issued shares of beneficial interest for the Fund, and as dividend disbursing agent of the Trust. State Street also provides services, as applicable, for any wholly-owned subsidiary of a WisdomTree Fund. As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust. State Street also serves as the Fund’s securities lending agent. As compensation for providing such services, State Street receives a portion of the income earned by the Fund in connection with the lending program. With respect to the foregoing agreements, the Trust has agreed to a limitation of liability for State Street and/or to indemnify State Street for certain liabilities. The Fund is new and the Adviser had not paid State Street any fees for services to the Fund as of the fiscal year ended March 31, 2014.

Distributor. ALPS Distributors, Inc. serves as Distributor for the Trust and its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. In addition, WisdomTree Asset Management and E*Trade Securities LLC (“ETS”) have entered into an agreement whereby ETS has agreed not to charge its customers any transaction fee or brokerage commission for the purchase of shares of applicable Funds made through ETS’s distribution system and to disclose that such Funds are sold with the fee waiver, and WisdomTree Asset Management has agreed to pay ETS during the term of the agreement an amount based on net purchases and sales of such Funds in the ETS distribution system. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of the Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, the Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, the Fund will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Fund for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate the Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by WisdomTree Asset Management in its sole discretion.

Brokerage Commissions. The Fund is new and had not paid any brokerage commissions as of the fiscal year ended March 31, 2014.

Affiliated Brokers. The Fund is new and had not paid any commissions to any affiliated brokers as of the fiscal year ended March 31, 2014.

Regular Broker-Dealers. The Fund is new and did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2014.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The Fund is new and therefore did not have a portfolio turnover rate for the fiscal year ended March 31, 2014.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series of funds (“Funds”). The Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of the Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of the Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Fund and beneficial owners of 10% of the shares of the Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of (i) the in-kind deposit of a designated portfolio of equity securities closely approximating the holdings of the Fund, and (ii) U.S. cash and/or non-U.S. currency (together, the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Fund may permit or require the submission of a basket of equity securities, non-U.S. currency or cash denominated in U.S. dollars that differs from the composition of the published basket. The Fund may permit or require the consideration for Creation Unit Aggregations to consist solely of cash or non-U.S. currency. The Fund reserves the right to permit or require the substitution of an amount of cash denominated in U.S. dollars or non-U.S. currency (i.e., a “cash in lieu” amount) to be added, at its discretion, to the Cash Component to replace any Deposit Security (typically 102%-110% of the value of any missing Deposit Security). For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be prohibited or restricted under applicable securities laws, or in certain other situations at the sole discretion of the Trust.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

The Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of Deposit Securities to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Deposit Securities are applicable, subject to any adjustments, as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes from time to time based on changes to the Fund’s Underlying Index and other factors.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (a “Participant Agreement”). A Participating Party or DTC Participant that has entered a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant. On days when the Listing Exchange or U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of the Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through State Street to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. The Fund reserves the right to settle transactions on a basis other than “T” plus three Business Days (i.e., days on which the NYSE is open) (“T+3”). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. On days when the Listing Exchange or U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if State Street does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an Additional Cash Deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with State Street the appropriate amount of federal funds by 2:00 p.m., Eastern time (or such other time as specified by the Trust), on the Settlement Date. If the Authorized Participant does not place its purchase order by the closing time or State Street does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with State Street, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the Additional Cash Deposit to purchase the missing Deposit Securities.

The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Transmittal Date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Unit Aggregations of shares are available or specified for the Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by the Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to the Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, State Street, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, State Street or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, State Street, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. The Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where the Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees for the Fund will differ from Transaction Fees for other WisdomTree Funds, depending on the transaction expenses related to the Fund’s portfolio securities, and will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The maximum Transaction Fee, as set forth in the table below for the Fund, may be charged in cases where the Fund permits cash or cash in lieu of Deposit Securities. Investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. Also, investors who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by the Fund.

The following table sets forth the standard and maximum creation and redemption Transaction Fee for the Fund. These fees may be changed by the Trust.

Fund	Standard Creation/Redemption Transaction Fee*			Maximum Creation/Redemption Transaction Fee*
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$	[XXX	]	$	[XXX	]

*	The Fund may charge, either in lieu of or in addition to the Transaction Fees, in the sole discretion of the Trust, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.0% of the net asset value per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The consideration for redemption of Creation Unit Aggregations of the Fund generally consists of (i) a designated portfolio of equity securities that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of shares of the Fund is not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by State Street and marked-to-market daily, and that the fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to State Street by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to State Street prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by State Street on such Transmittal Date. If, however, a redemption order is submitted to State Street by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the Fund are delivered through DTC to State Street by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or that are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. The Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the New York Stock Exchange (NYSE) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS

The Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. The Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

Listed below are the dates in calendar year 2014 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

Argentina	Australia	Austria	Bahrain	Belgium
January 1	January 1, 27	January 1	January 1, 13	January 1
March 3-4, 24	March 3, 10	April 18, 21	May 1	April 18, 21
April 2, 17, 18	April 18, 21, 25	May 1	July 28-30	May 1
May 1	June 9	December 25-26	October 5-6	December 25-26
June 20	December 25, 26		November 2
July 9			December 16-17
August 18
October 13
November 6, 24
December 25

Brazil	Canada	Chile	China	Columbia
January 1	January 1	January 1	January 1, 20, 30-31	January 1, 6
March 3-4	February 17	April 18	February 3-7, 17	March 24
April 18, 21	April 18	May 1, 21	May 1-2, 5-7, 26	April 17-18
May 1	September 1	July 16	July 4	May 1
June 19	October 13	August 15	September 1	June 2, 23, 30
July 9	December 25	September 18-19	October 1-3, 6-7, 13	August 7, 18
November 20		October 31	November 11, 27	October 13
December 25, 31		December 8, 25, 31	December 25	November 3, 17
December 8, 25

Czech Republic	Denmark	Egypt	Finland	France
January 1	January 1	January 1, 7, 14	January 1, 6	January 1
April 21	April 17-18, 21	April 20-21	April 18, 21	April 18, 21
May 1, 8	May 16, 29, 30	May 1	May 1, 29	May 1
October 28	June 5, 9	July 1, 23, 29-31	June 20	December 25-26
November 17	December 24-26, 31	October 5-6	December 25-26

Germany	Greece	Hong Kong	Hungary	India
January 1	January 1, 6	January 1, 31	January 1	January 14
April 18, 21	March 3, 25	February 3	April 21	February 27
May 1	April 18, 21	April 18, 21	May 1-2	March 17, 31
December 25-26	May 1	May 1, 6	June 9	April 1, 8, 14, 18
	June 9	June 2	August 20	May 1, 14
	August 15	July 1	October 23-24	June 30
	October 28	September 9	December 24-26	July 1, 29-30
	December 25-26			August 15, 18, 23, 29
September 30
October 2-3, 6, 23
November 4, 6

Indonesia	Ireland	Israel	Italy	Japan
January 1, 14, 31	January 1	March 16	January 1	January 1-3, 13
March 31	April 18, 21	April 14-15, 20-21	April 18, 21	February 11
April 18	May 5	May 5-6	May 1	March 21
May 1, 15, 27, 29	June 2	June 3-4	December 25-26	April 29
July 28, 29, 30, 31	December 25-26	August 5		May 5-6
August 1		September 24-26		July 21
December 25, 26, 31		October 3, 8-9, 15-16		September 15, 23
October 13
November 3, 24
December 23, 31

Jordan	Kuwait	Lebanon	Malaysia	Mauritius
January 1, 14	January 1, 13	January 1, 6, 13	January 1, 14, 17, 31	January 1-2, 17, 31
May 1, 25	February 25-26	March 25	May 1, 13	February 27
July 29-31	May 27	April 18-19	July 28-29	March 12, 31
October 5-8	July 28-30	May 1	September 1, 16	May 1
December 25	October 5-8, 26	July 28-29	October 6, 23	July 29
		August 15	December 25	August 15
		October 4, 25		October 23, 25
November 3, 22
December 25

Mexico	Morocco	Netherlands	New Zealand	Norway
January 1	January 1, 13	January 1	January 1-2, 20, 27	January 1
February 3, 5	May 1	April 18, 21	February 6	April 16-18, 21
March 17, 21	July 29-30	May 1	April 18, 21, 25	May 1, 29
April 17-18	August 14, 20-21	December 25-26	June 2	June 9
May 1	October 6		October 27	December 24-26, 31
September 16	November 6, 18		December 25-26
November 17, 20
December 12, 25

Oman	Peru	Philippines	Poland	Portugal
January 14	January 1	January 1, 31	January 1, 6	January 1
May 26	April 17-18	April 9, 17-18	April 18, 21	April 18, 21, 25
July 23, 29-30	May 1	May 1	May 1	May 1
October 5-7	July 28, 29	June 12	June 19	June 10, 13
November 18-19	October 8	August 21, 25	August 15	August 15
	December 8, 25	December 24-26, 30, 31	November 11	December 8, 24-26, 31
December 24-26, 31

Qatar	Russia	Singapore	South Africa	South Korea
January 1	January 1-3, 6-8	January 1, 31	January 1	January 1, 30-31
February 11	March 7, 10	April 18	March 21	May 1, 5-6
March 2	April 30	May 1, 13	April 18, 21, 28	June 6
July 27, 29, 30	May 1-2, 8-9	July 28	May 1	August 15
October 5-7	June 11-13	October 6, 23	June 16	September 8-10
December 18	November 3-4	December 25	September 24	October 3, 9
	December 31		December 16, 25-26	December 25, 31

Spain	Sweden	Switzerland	Taiwan	Thailand
January 1, 6	January 1, 6	January 1-2	January 1, 28-33	January 1
April 18, 21	April 17-18, 21, 30	April 18, 21	February 3-4, 28	February 14
May 1	May 1, 28-29	May 1, 29	April 4	April 7, 14-15
December 24-26, 31	June 6, 20	June 9	May 1	May 1, 5, 13
	October 31	August 1	June 2	July 1, 11
	December 24-26, 31	December 24-26, 31	September 8	August 12
			October 10	October 23
December 5, 10, 31

Turkey	U.A.E	United Kingdom
January 1	January 1, 13, 20	January 1, 20
April 23	February 17	April 18, 21
May 1	May 26-27	May 1, 5, 26
July 28-30	July 28-30	August 25
October 6-7, 28-29	September 1	December 25-26
October 5-8, 26
November 11, 27
December 2-3, 25

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company (RIC). The Fund intends to elect to be treated, and to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Fund. If the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, the Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

The Fund intends to distribute at least annually substantially all of its investment company taxable income and net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earning and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For noncorporate shareholders, distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by the Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income.

Since the Fund will invest primarily in investments other than stock of the U.S. corporations, the Fund does not expect a substantial portion of its dividends will qualify for the dividends-received deduction available to corporate shareholders.

Dividends and distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If the Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and, after the shareholder’s basis has been reduced to zero, as capital gain, assuming the shareholder holds his or her shares as capital assets. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding rate is currently 28%.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Fund in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

The Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Some debt obligations that may be acquired by the Fund may be treated as having original issue discount (“OID”). Generally, the Fund will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If the Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary.

The Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be OID, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. If the Fund invests in securities that have OID, it may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level. Moreover, the Fund may realize gains or losses from such liquidations. In the event the Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have in the absence of such transactions.

Certain Foreign Currency Tax Issues. The Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. The Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

The Fund’s forward contracts may qualify as so-called “Section 1256 contracts” if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If the Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If the Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. The Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 contracts and are entered into by the Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments. Income received by the Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

If the Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

The Fund may be eligible to treat a PFIC as a “qualified electing fund” under the Code in which case, in lieu of the foregoing requirements, such Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of the Fund’s income to be distributed to its shareholders as ordinary income.

Additional Tax Information Concerning REITs. The Fund is not prohibited from investing in entities treated as REITs for U.S. federal income tax purposes. The Fund’s investments in REIT equity securities, if any, may at times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as the Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes – Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. The Fund does not intend to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Ordinary dividends, redemption payments and certain Capital Gain Dividends paid after June 30, 2014 to a non-U.S. shareholder that fails to make certain required certifications, or that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471, are generally subject to withholding tax at a 30% rate. Under current IRS guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014. Withholding with respect to ordinary dividends is currently scheduled to begin on July 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before July 1, 2014. Withholding on redemption payments and certain Capital Gain Dividends is currently scheduled to begin on January 1, 2017. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a non-U.S. person to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Unit Aggregations. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges securities or non-U.S. currency for Creation Unit Aggregations generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Unit Aggregations at the time of the exchange and any cash received by the Authorized Participant in the exchange, and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any cash paid for such Creation Unit Aggregations. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Units may be treated as ordinary income or loss. A person who redeems Creation Unit Aggregations for securities or non-U.S. currency will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit Aggregations and the sum of the aggregate U.S. dollar market value of the securities or non-U.S. currency plus the amount of any cash received for such Creation Unit Aggregations. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Unit Aggregations cannot be currently deducted under the rules governing “wash sales.” Gain or loss recognized by an Authorized Participant upon an issuance of Creation Unit Aggregations in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Unit Aggregations in exchange for securities, or upon a redemption of Creation Unit Aggregations, may be capital or ordinary gain or loss depending on the circumstances. All or some portion of any capital gain or loss realized upon the issuance of

Creation Unit Aggregations in exchange for securities will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Unit Aggregations have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Unit Aggregations will generally be treated as long-term capital gain or loss if the Creation Unit Aggregations have been held for more than one year. Otherwise, such gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Unit Aggregations and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Unit Aggregations should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Unit Aggregations, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Section 351. The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Certain Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating the Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of the Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay out dividends, if any, on a quarterly basis but in any event no less frequently than annually. Nonetheless, the Fund might not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains, if any, to investors annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Bingham McCutchen LLP, with offices located at 2020 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.

WIS-SAI-053-0614

PART C. Other Information

Item 28. Exhibits

(a)(1)	Trust Instrument of WisdomTree Trust (the “Trust” or the “Registrant”) dated December 15, 2005 is incorporated herein by reference to Exhibit (a) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the U.S. Securities Exchange Commission (the “SEC”) on March 13, 2006.

(2)	Schedule A, as last revised April 28, 2014, to the Trust Instrument dated December 15, 2005 is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Post-Effective Amendment No. 361 filing, as filed with the SEC on April 30, 2014.

(3)	Revised Schedule A, reflecting the addition of WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to the Trust Instrument dated December 15, 2005, to be filed by amendment.

(4)	Certificate of Trust, as filed with the State of Delaware on December 15, 2005, is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(b)	Registrant’s By-Laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(c)	Portions of the Registrant’s Trust Instrument and By-Laws defining the rights of holders of shares of the Registrant are incorporated herein by reference to Article II, Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument dated December 15, 2005, filed as Exhibit (a)(1) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with SEC on March 13, 2006.

(d)(1)	Investment Advisory Agreement dated November 20, 2012 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(1) of the Registrant’s Post-Effective Amendment No. 142 filing, as filed with the SEC on December 28, 2012.

(2)	Schedule A, as revised January 31, 2013, to the Investment Advisory Agreement dated November 20, 2012 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(2) of the Registrant’s Post-Effective Amendment No. 198 filing, as filed with the SEC on July 29, 2013.

(3)	Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(3) of the Registrant’s Post-Effective Amendment No. 198 filing, as filed with the SEC on July 29, 2013.

(4)	Schedule A, as last revised April 28, 2014, to the Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 361 filing, as filed with the SEC on April 30, 2014.

(5)	Revised Schedule A to the Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc., reflecting the addition of WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to be filed by amendment.

(6)	Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation is incorporated herein by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 144 filing, as filed with the SEC on January 11, 2013.

(7)	Appendix A, as last amended April 8, 2014, to the Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation is incorporated herein by reference to Exhibit (d)(7) to the Registrant’s Post-Effective Amendment No. 361 filing, as filed with the SEC on April 30, 2014.

(8)	Amended and Restated Investment Sub-Advisory Agreement dated December 5, 2012 between WisdomTree Asset Management, Inc. and Western Asset Management Company, Western Asset Management Company Ltd., and Western Asset Management Company Pte., Ltd. is incorporated herein by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 144 filing, as filed with the SEC on January 11, 2013.

(9)	Form of Letter Agreement adding Appendix C to the Amended and Restated Investment Sub-Advisory Agreement dated December 5, 2012 between WisdomTree Asset Management, Inc. and Western Asset Management Company, Western Asset Management Company Ltd., Western Asset Management Company Pte., Ltd, and Western Asset Management Company Ltd. (Japan) is incorporated herein by reference to Exhibit (d)(33) of the Registrant’s Post-Effective Amendment No. 266 filing, as filed with the SEC on December 12, 2013.

(10)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Japan Hedged Dividend Growth Fund, and [SUB-ADVISER], to be filed by amendment.

(11)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Japan Dividend Growth Fund, and [SUB-ADVISER], to be filed by amendment.

(12)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, and [SUB-ADVISER], to be filed by amendment.

(13)	Investment Advisory Agreement dated February 14, 2008 between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 14 filing, as filed with the SEC on April 4, 2008.

(14)	Form of Sub-Advisory Agreement dated November 20, 2012 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree India Investment Portfolio Inc., and Mellon Capital Management Corporation is incorporated herein by reference to Exhibit (d)(10) of the Registrant’s Post-Effective Amendment No. 142 filing, as filed with the SEC on December 28, 2012.

(e)(1)	Distribution Agreement dated November 1, 2011 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of the Registrant’s Post-Effective Amendment No. 198 filing, as filed with the SEC on July 29, 2013.

(2)	Amendment and revised Exhibit A, dated May 1, 2014, to the Distribution Agreement dated November 1, 2011 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of the Registrant’s Post-Effective Amendment No. 361 filing, as filed with the SEC on April 30, 2014.

(3)	Amendment and revised Exhibit A, reflecting the addition of the WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to the Distribution Agreement dated November 1, 2011 between the Registrant and ALPS Distributors, Inc., to be filed by amendment.

(4)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(f)	Not applicable.

(g)(1)	Master Custodian Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(1) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(2)	Revised Appendix A, reflecting the addition of the WisdomTree International Hedged Dividend Growth Fund, WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Europe Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to the Master Custodian Agreement dated September 27, 2013, between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(h)(1)	Administration Agreement dated September 27, 2013, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(2)	Revised Schedule A, reflecting the addition of the WisdomTree International Hedged Dividend Growth Fund, WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Europe Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to the Administration Agreement dated September 27, 2013, between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(3)	Transfer Agency and Service Agreement dated September 27, 2013, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(5) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(4)	Revised Appendix A, reflecting the addition of the WisdomTree International Hedged Dividend Growth Fund, WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Europe Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to the Transfer Agency and Service Agreement dated September 27, 2013, between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(5)	License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 2 filing, as filed with the SEC on September 29, 2006.

(6)	Exhibit A, as last revised April 28, 2014, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to Exhibit (h)(6) of the Registrant’s Post-Effective Amendment No. 361 filing, as filed with the SEC on April 30, 2014.

(7)	Revised Exhibit A, reflecting the addition of the WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc., to be filed by amendment.

(8)	Securities Lending Authorization Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(8) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(9)	Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (h)(10) of the Registrant’s Post-Effective Amendment No. 27 filing, as filed with the SEC on October 15, 2009.

(10)	Exhibit C, as last revised April 28, 2014, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (h)(10) of the Registrant’s Post-Effective Amendment No. 361 filing, as filed with the SEC on April 30, 2014.

(11)	Revised Exhibit C, reflecting the addition of WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc., to be filed by amendment.

(12)	Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 131 filing, as filed with the SEC on September 10, 2012.

(13)	WisdomTree Rules-Based Earnings-Weighted Methodology, dated June 2012, is incorporated herein by reference to Exhibit (h)(13) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(14)	WisdomTree Rules-Based Methodology (Growth Index), dated June 2012, is incorporated herein by reference to Exhibit (h)(14) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(15)	WisdomTree Rules-Based Methodology (Hedged Equity Indexes), dated April 2014, is incorporated herein by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 361 filing, as filed with the SEC on April 30, 2014.

(16)	WisdomTree Rules-Based Methodology (Domestic and International Dividend Indexes), dated March 2014, is incorporated herein by reference to Exhibit (h)(16) of the Registrant’s Post-Effective Amendment No. 361 filing, as filed with the SEC on April 30, 2014.

(17)	WisdomTree Rules-Based Methodology (Global Dividend and World ex-U.S. Indexes), dated June 2012, is incorporated herein by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(18)	WisdomTree Rules-Based Methodology (Emerging Market Earnings Indexes), dated July 2010, is incorporated herein by reference to Exhibit (h)(18) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(19)	WisdomTree Rules-Based Methodology (Emerging Market Dividend Indexes), dated June 2012, is incorporated herein by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(20)	WisdomTree Rules-Based Methodology (Global ex-US Growth Index), dated June 2012, is incorporated herein by reference to Exhibit (h)(20) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(21)	WisdomTree Rules-Based Earnings-Weighted Value Index Methodology, dated March 2012, is incorporated herein by reference to Exhibit (h)(21) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(22)	WisdomTree Rules-Based Methodology (Middle East Dividend Index), dated July 2010, is incorporated herein by reference to Exhibit (h)(22) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(23)	WisdomTree Rules-Based Methodology (Emerging Markets Consumer Growth Index), dated August 2013, is incorporated herein by reference to Exhibit (h)(26) of the Registrant’s Post-Effective Amendment No. 221 filing, as filed with the SEC on September 19, 2013.

(24)	WisdomTree Index Methodology (WisdomTree Japan Interest Rate Strategy Index) is incorporated herein by reference to Exhibit (h)(31) of the Registrant’s Post-Effective Amendment No. 272 filing, as filed with the SEC on December 16, 2013.

(25)	WisdomTree Index Methodology (WisdomTree Japan Hedged Index Funds), to be filed by amendment.

(26)	WisdomTree Index Methodology (WisdomTree Japan Hedged Dividend Growth Fund), to be filed by amendment.

(27)	WisdomTree Index Methodology (WisdomTree Japan Dividend Growth Fund), to be filed by amendment.

(28)	WisdomTree Rules-Based Methodology (WisdomTree China Dividend ex-Financials Index Fund), dated November 2013, is incorporated herein by reference to Exhibit (h)(28) of the Registrant’s Post-Effective Amendment No. 366 filing, as filed with the SEC on May 30, 2014.

(29)	WisdomTree Index Methodology (WisdomTree Emerging Markets ex-State-Owned Enterprises Fund), to be filed by amendment.

(i)(1)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Currency Income Funds, WisdomTree Fixed Income Funds and WisdomTree Alternative Funds is incorporated herein by reference to Exhibit (i)(1) of the Registrant’s Post-Effective Amendment No. 283 filing, as filed with the SEC on December 23, 2013.

(2)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree International Equity ETFs and WisdomTree U.S. Equity ETFs, is incorporated herein by reference to Exhibit (i)(2) of the Registrant’s Post-Effective Amendment No. 198 filing, as filed with the SEC on July 29, 2013.

(3)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Emerging Markets Consumer Growth Fund, is incorporated herein by reference to Exhibit (i)(3) of the Registrant’s Post-Effective Amendment No. 221 filing, as filed with the SEC on September 19, 2013.

(4)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Germany Hedged Equity Fund, is incorporated herein by reference to Exhibit (i)(4) of the Registrant’s Post-Effective Amendment No. 234 filing, as filed with the SEC on October 3, 2013.

(5)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Korea Hedged Equity Fund, is incorporated herein by reference to Exhibit (i)(5) of the Registrant’s Post-Effective Amendment No. 243 filing, as filed with the SEC on October 25, 2013.

(6)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Bloomberg U.S. Dollar Bullish Fund, is incorporated herein by reference to Exhibit (i)(6) of the Registrant’s Post-Effective Amendment No. 271 filing, as filed with the SEC on December 13, 2013.

(7)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (formerly the WisdomTree Short-Term High Yield Corporate Bond Zero Duration Fund), is incorporated herein by reference to Exhibit (i)(7) of the Registrant’s Post-Effective Amendment No. 272 filing, as filed with the SEC on December 16, 2013.

(8)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (formerly the WisdomTree Short-Term High Yield Corporate Bond Negative Duration Fund), is incorporated herein by reference to Exhibit (i)(8) of the Registrant’s Post-Effective Amendment No. 273 filing, as filed with the SEC on December 16, 2013.

(9)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (formerly the WisdomTree Government/Corporate Bond Zero Duration Fund), is incorporated herein by reference to Exhibit (i)(9) of the Registrant’s Post-Effective Amendment No. 274 filing, as filed with the SEC on December 16, 2013.

(10)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (formerly the WisdomTree Government/Corporate Bond Negative Duration Fund), is incorporated herein by reference to Exhibit (i)(10) of the Registrant’s Post-Effective Amendment No. 275 filing, as filed with the SEC on December 16, 2013.

(11)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Japan Interest Rate Strategy Fund, is incorporated herein by reference to Exhibit (i)(7) of the Registrant’s Post-Effective Amendment No. 266 filing, as filed with the SEC on December 12, 2013.

(12)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Japan Hedged Real Estate Fund, is incorporated herein by reference to Exhibit (i)(12) of the Registrant’s Post-Effective Amendment No. 304 filing, as filed with the SEC on January 22, 2014.

(13)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Japan Hedged Financials Fund, is incorporated herein by reference to Exhibit (i)(13) of the Registrant’s Post-Effective Amendment No. 305 filing, as filed with the SEC on January 22, 2014.

(14)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Japan Hedged Tech, Media and Telecom Fund, is incorporated herein by reference to Exhibit (i)(14) of the Registrant’s Post-Effective Amendment No. 306 filing, as filed with the SEC on January 22, 2014.

(15)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Japan Hedged Capital Goods Fund, is incorporated herein by reference to Exhibit (i)(15) of the Registrant’s Post-Effective Amendment No. 307 filing, as filed with the SEC on January 22, 2014.

(16)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Japan Hedged Health Care Fund, is incorporated herein by reference to Exhibit (i)(16) of the Registrant’s Post-Effective Amendment No. 308 filing, as filed with the SEC on January 22, 2014.

(17)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Bloomberg Floating Rate Treasury Fund, is incorporated herein by reference to Exhibit (i)(17) of the Registrant’s Post-Effective Amendment No. 310 filing, as filed with the SEC on January 28, 2014.

(18)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Europe Dividend Growth Fund, is incorporated herein by reference to Exhibit (i)(18) of the Registrant’s Post-Effective Amendment No. 361 filing, as filed with the SEC on April 30, 2014.

(19)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree International Hedged Dividend Growth Fund, is incorporated herein by reference to Exhibit (i)(18) of the Registrant’s Post-Effective Amendment No. 362 filing, as filed with the SEC on April 30, 2014.

(20)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Japan Hedged Dividend Growth Fund, to be filed by amendment.

(21)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Japan Dividend Growth Fund, to be filed by amendment.

(22)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to Exhibit (l) of the Registrant’s Pre-Effective Amendment No. 2 filing, as filed with the SEC on June 9, 2006.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of the Registrant’s Post-Effective Amendment No. 27 filing, as filed with the SEC on October 15, 2009.

(2)	Code of Ethics of WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(3)	Code of Ethics of BNY Mellon is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(4)	Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (p)(4) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(5)	Code of Ethics of Western Asset Management Company is incorporated herein by reference to Exhibit (p)(5) of the Registrant’s Post-Effective Amendment No. 97 filing, as filed with the SEC on February 9, 2012.

(6)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Japan Hedged Dividend Growth Fund, to be filed by amendment.

(7)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Japan Dividend Growth Fund, to be filed by amendment.

(8)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to be filed by amendment.

(q)(1)	Powers of Attorney for David Castano, Joel Goldberg, Toni Massaro, Jonathan Steinberg and Victor Ugolyn are incorporated herein by reference to Exhibit (q) of the Registrant’s Post-Effective Amendment No. 222 filing, as filed with the SEC on September 24, 2013.

(2)	Powers of Attorney for David Chrencik and Melinda Raso Kirstein are incorporated herein by reference to Exhibit (q)(1) of the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

(3)	Secretary’s Certificate related to certain signatory authority is incorporated herein by reference to Exhibit (r) of the Registrant’s Post-Effective Amendment No. 222 filing, as filed with the SEC on September 24, 2013.

Item 29. Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. Limitation of Liability.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. Indemnification.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who has been adjudicated by a court or body before which the proceeding was brought:

(A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or

(B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 245 Park Avenue, 35th Floor, New York, NY 10167, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also generally have substantial responsibilities (as noted below) as directors and/or officers of WisdomTree Investments, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167. To the knowledge of the Registrant, except as set forth below or otherwise disclosed in the Prospectus or Statement of Additional Information as noted above, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with WTAM	Principal Business(es) During Last Two Fiscal Years
Jonathan Steinberg	Chief Executive Officer, President, and Director	Dual officer/director of WisdomTree Investments, Inc.

Bruce Lavine	Director and Vice Chairman	Dual officer/director of WisdomTree Investments, Inc.

Peter Ziemba	Chief Legal Officer and EVP of Business and Legal Affairs	Dual officer of WisdomTree Investments, Inc.

Amit Muni	Chief Financial Officer and EVP of Finance	Dual officer of WisdomTree Investments, Inc.

Luciano Siracusano	Chief Investment Strategist and EVP of Sales	Dual officer of WisdomTree Investments, Inc.

Gregory Barton	Chief Operating Officer and EVP of Operations	Dual officer of WisdomTree Investments, Inc.

Terry Feld	Chief Compliance Officer	None

Ryan Louvar	General Counsel	None

WTAM, with the approval of the Trust’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. Western Asset Management Company serves as sub-adviser for the Trust’s WisdomTree Emerging Markets Corporate Bond Fund and WisdomTree Global Corporate Bond Fund. Mellon Capital Management Corporation serves as sub-adviser for each other series of the Trust.

To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of the sub-advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Mellon Capital Management Corporation

Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years

William Fouse	Board of Directors	Dual officer of The Bank of New York

Thomas Hazuka	Board of Directors	None

David Kwan	Managing Director, Head of Fixed Income	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Thomas Loeb	Board of Directors and Chairman Emeritus	Dual officer of The Bank of New York

Gabriella Parcella	Chairman and Chief Executive Officer	Dual officer of The Bank of New York

Linda Lillard	Executive Vice President, Chief Operating Officer	Dual officer of The Bank of New York

Warren Chiang	Managing Director, Head of Active Equity	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Chris Appler	Managing Director, Chief Compliance Officer	Dual officer of The Bank of New York

Sinead Colton	Managing Director, Global Investment Strategist	None

William S. Cazalet	Managing Director, Global Investment Strategist	None

Ronald P. Gala	Managing Director, Active Equity Strategies	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Keiko Kai	Managing Director, Head of Relationship Management and Client Service, International	Dual officer of The Bank of New York

Eric Goodbar	Managing Director, Hedge Fund Strategist	Dual officer of The Bank of New York

Karen Wong	Managing Director, Head of Equity Indexing	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Andrew Pellegrino	Managing Director, Head of Consultant Relations, Product Development and Product Management	Dual officer of The Bank of New York

Jeffrey Zhang	Executive Vice President, Chief Investment Officer, Active Strategies and Board of Directors.	Dual officer of The Bank of New York

David Manuel	Director, Chief Financial Officer	None

Rose Huening-Clark	Managing Director, Manager of Strategic Project Office	None

Mitchell Harris	Board of Directors

BNY Mellon - President, Investment Management;

BNY Mellon Asset Management - Chairman of the Fixed Income, Cash & Currency Group;

Insight Investment Management (Global) Limited- Chairman, Board of Directors;

Walter Scott & Partners- Director;

BNY Alcentra Group Holdings, Inc - Director;

Standish Mellon Asset Management Company LLC-Director;

BNY Mellon Asset Management Operations LLC (Formerly Fixed Income and Cash AM Service Company LLC) - Board of Managers;

The Dreyfus Corporation - Director;

EMEA – Chairman and Investment Management Sub Committee

David Dirks	Managing Director, Head of Relationship Management and Client Service North America	Dual officer of The Bank of New York

Alexander Huberts	President, Board of Directors	Dual officer of The Bank of New York

Vassilis Dagioglu	Managing Director, Head of Asset Allocation Portfolio Management	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Anjun Zhou	Managing Director, Head of Multi-Asset Research	None

Nicholas Fohl	Managing Director, Chief Administrative Officer	None

Richard Watson	Executive Vice President, Global Head of Distribution	Dual officer of The Bank of New York

Sheryl Linck	Managing Director, Head of North American Business Development	Dual officer of The Bank of New York

Abou Diop	Managing Director, Chief Information Officer	None

Cynthia Fryer Steer	Board of Directors	None

Janine O’Neill	Head of Human Resources

Brett Thunstrom	Managing Director, Head of Global Trading

Thomas Durante	Managing Director, Senior Portfolio Manager

Western Asset Management Company (“Western Asset Management”)

Name	Position Held with Western Asset Management	Principal Business(es) During the Last Two Fiscal Years

James W. Hirschmann III	Director, President and Chief Executive Officer	None

Jeffery A. Nattans	Director

Executive Vice President, Legg Mason, Inc.

Director, Barrett Associates, Inc.

Director, Legg Mason Fund Asset Management, Inc.

Director, Legg Mason Investment Counsel & Trust Company, N.A.

Director, LMOBC, INC.

Director, LMREC

Director, LMREC II

Manager, PCM Holdings II, LLC

Director, Permal Group Limited

Manager, Clearbridge Investments, LLC

Manager, Legg Mason Capital Management, LLC

Manager, Legg Mason Investment Counsel, LLC

Manager, Legg Mason Private Portfolio Group, LLC

Manager, Royce & Associates, LLC

Francis B. Bilson	Director	Senior Vice President, Legg Mason, Inc. Director, Permal Group Limited Director, Western Asset London Manager, Royce & Associates, LLC

Bruce D. Alberts	Chief Financial Officer	None

Brett B. Canon	Director of Risk Management and Operations	None

Daniel E. Giddings	Assistant Secretary	None

James J. Flick	Director of Global Client Service and Marketing	None

Gavin L. James	Director of Portfolio Operations	None

Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Director, Western Asset London

Secretary, General Counsel and Head of Legal and Compliance, Western Asset Management

Director, Western Asset Japan

Director, Western Asset Singapore

Director, Western Asset Australia

Director, Western Asset Holdings (Australia) Pty Ltd

Western Asset Management Company Limited (“Western Asset London”)

Name	Position Held with Western Asset London	Principal Business(es) During the Last Two Fiscal Years

Michael B. Zelouf	Director and Senior Executive Officer	Director, Western Asset Management Company (UK) Holdings Limited

Charles A. Ruys de Perez	Director

Secretary, General Counsel and Head of Legal and Compliance, Western Asset Management

Director, Western Asset Japan

Director, Western Asset Singapore

Director, Western Asset Australia

Director, Western Asset Holdings (Australia) Pty Ltd

Kate Blackledge	Secretary	Officer, Western Asset Management Company (UK) Holdings Limited

Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”)

Name	Position Held with Western Asset Singapore	Principal Business(es) During the Last Two Fiscal Years

Charles A. Ruys de Perez	Director

Director, Western Asset London

Secretary, General Counsel and Head of Legal and Compliance, Western Asset Management

Director, Western Asset Japan

Director, Western Asset Australia

Director, Western Asset Holdings (Australia) Pty Ltd

Alvin Lee Lip Sin	Director and Secretary	None

Henry H. Hamrock	Head of Singapore Operations	None

Hui Kwoon Thor	Finance Manager	None

Western Asset Management Company Pte. Ltd. (“Western Asset Japan”)

Name	Position Held with Western Asset Japan	Principal Business(es) During the Last Two Fiscal Years

Takashi Komatsu	Director, Head of Legal and Compliance (Japan)	None

Naoya Orime	Representative Director, Head of Tokyo Operations	Director, Western Asset Management Company Ltd (Japan)

Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Director, Western Asset Holdings (Australia) Pty Ltd (WAMCO Hldgs Australia)

Director, Western Asset Management Company Pty Ltd (Australia)

Director, Western Asset Management Company Limited (WAMCL)

Director, Western Asset Management Company Pte Ltd (Singapore) Officer, Western Asset Management Company (WAM)

Yasuaki Sudo	Finance Manager	None

[Item 31 information for WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, to be filed by amendment].

Item 32. Principal Underwriter

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Drexel Hamilton Mutual Funds, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and Wilmington Funds.

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund

Edmund J. Burke	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None

Eric Parsons	Vice President, Controller and Assistant Treasurer	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

James Stegall	Vice President, Institutional Sales Manager	None

Gary Ross	Vice President, Director of Sales	None

Jeff Brainard	Vice President, Divisional Sales Manager – Internal Sales	None

Erin E. Nelson	Vice President, Assistant General Counsel	None

JoEllen Legg	Vice President, Assistant General Counsel	None

David T. Buhler	Vice President, Senior Associate Counsel	None

Rhonda A. Mills	Vice President, Associate Counsel	None

Jennifer Welsh	Vice President, Associate Counsel	None

Paul F. Leone	Vice President, Associate Counsel	None

Randall D. Young	Secretary	None

Gregg Wm. Givens	Assistant Treasurer	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33. Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 245 Park Avenue, 35th Floor, New York, NY 10167.

(b)	WTAM maintains all Records relating to its services as investment adviser to the Registrant at 245 Park Avenue, 35th Floor, New York, New York 10167.

(c)	Mellon Capital Management Corporation maintains all Records relating to its services as sub-adviser at 50 Fremont Street, Suite 3900, San Francisco, California 94105.

(d)	Western Asset Management Company maintains all Records relating to its services as sub-adviser at 385 E. Colorado Boulevard, Pasadena, California 91101 and at local offices, as applicable, identified in Item 31.

(e)	ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(f)	State Street Bank and Trust Company maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116 and 1200 Crown Colony Drive, Quincy, Massachusetts 02189.

[Location of Accounts and Records for WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund and WisdomTree Emerging Markets ex-State-Owned Enterprises Fund Sub-Advisers to be included by amendment].

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 368 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 16th day of June, 2014.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 368 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	June 16, 2014

/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	June 16, 2014

/s/ David Chrencik* David Chrencik	Trustee	June 16, 2014

/s/ Joel Goldberg* Joel Goldberg	Trustee	June 16, 2014

/s/ Toni Massaro* Toni Massaro	Trustee	June 16, 2014

/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	June 16, 2014

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	June 16, 2014

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)